Note 25 Net defined benefit liability asset on the consolidated balance sheet (Details) - EUR (€) € in Millions		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Defined benefit liabilities or assets on the consolidated balance sheet [Line Items]
Pension commitments		€ 3,849		€ 3,661		€ 4,218
Early retirement commitments		412		606		952
Medical benefits commitments		1,728		1,448		1,377
Other long term employee benefits	[1]	435		466		632
Defined benefit obligation, at present value		6,424		6,181		7,180
Pension plan assets		1,675		1,608		1,494
Medical benefit plan assets		1,744		1,476		1,494
Plan assets, at fair value	[2]	3,419		3,084		2,988
Total net defined benefit liability assets		3,006		3,097		4,193
Of which net defined net assets on the consolidated balance sheet	[3]	0		(1)		(15)
Provisions for employee benefits		2,571	[4]	2,632	[4],[5]	3,576	[4],[5]	€ 4,272
Other long term employees benefits		€ 435		€ 466		€ 632

[1]	(1) In 2021 it included the collective layoff procedure that was carried out at Banco Bilbao Vizcaya Argentaria, S.A.
[2]
(1) In Turkey, the foundation responsible for managing the benefit commitments holds an additional asset of €153 million as of December 31, 2023 which, in accordance with IFRS regarding the asset ceiling, has not been recognized in the Consolidated Financial Statements, because although it could be used to reduce future pension contributions it could not be immediately refunded to the employer.

[3]	(2) Recorded under the heading “Other Assets - Other” of the consolidated balance sheet (see Note 20).
[4]	(3) Recorded under the heading “Provisions - Provisions for pensions and similar obligations” of the consolidated balance sheet.
[5]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).